Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables, net
Trade and other receivables, net

7.           Trade and other receivables

	2021	2020
Current
Customers and concessions
Foreign (1)	6,155,070	2,021,070
Domestic (2)	3,355,716	1,913,106
Fuel price stabilization fund (3)	7,824,788	319,927
Accounts receivable from employees	106,547	97,723
Industrial services	32,096	39,651
Related parties (Note 31)	9,355	105,048
Other (4)	965,310	322,567
	18,448,882	4,819,092
Non–current
Customers and concessions
Foreign (5)	19,622,925	—
Domestic (6)	1,852,111	51,955
Accounts receivable from employees	534,051	474,693
Related parties (Note 31)	335	—
Other (4)	2,150,294	149,959
	24,159,716	676,607
(1)	The amount as of December 31, 2021, includes $1,067,581 related to energy power transmission and telecommunication services provided to customers and, $2,238,208 related to foreign concessions to be received from foreign grantors. These services are provided by Interconexión Eléctrica S.A.
(2)	The amount as of December 31,2021, includes $309,282 related to energy power transmission and telecommunication services provided to customers in Colombia, and $438,411 related to national concessions to be received from the grantor in Colombia. These services are provided by Interconexión Eléctrica S.A.
(3)	Corresponds to the application of Colombian Resolution 180522 of March 29, 2010, and other regulations that modify and add to it (Decree 1880 of 2014 and Decree 1068 of 2015), which establish the procedure to recognize the subsidy for refiners and importers of current motor gasoline and diesel, and the methodology for calculating the net position (the value arising from the differences between the parity price and the regulated price, which can be positive or negative). For 2021, the increase in accounts receivable is due to the increase in international indicators. Ecopetrol Business Group received payments during 2021 from the Stabilization Fund as follows: Ecopetrol $3,071,000 and Reficar $782,468 corresponding to the settlement of the second half of 2020 and the first half of 2021.
(4)	Corresponds mainly to accounts receivable from ISA CTEEP to the Government of Brazil for labor benefits defined by Law 4819 of 1958 and crude loan agreements for transportation systems. This retirement supplement plan governed by State Law 4819/58 provides for the creation of a State Social Assistance Fund for employees admitted until May 1974. The company reiterates the understanding of its legal department and its external legal advisors that the expenses derived from State Law 4819/58 and its respective regulations are the total responsibility of SEFAZ-SP (Secretariat of Treasury of the State of São Paulo); therefore, it considers that these values are likely to be received. Management monitors the advances and developments related to the legal aspect of the matter and continuously evaluates the possible impacts on its financial statements. The gross value of these accounts receivable is $1,772,101, and the provision for expected losses established, included in the provision line for expected credit losses, is $368,299, for a net book value of $1,403,802.
(5)	Corresponds to the accounts receivables related to financial assets from energy transmission companies in Brazil for $13,661,459, and Peru for $88,939, and financial assets from toll road concessions in Chile for $5,872,527. Those amounts were measured in accordance with IFRS 9 and IFRIC 12.
(6)	Accounts receivable for road concessions in Colombia of Interconexión Eléctrica S.A., which mainly corresponds to construction, operation, and maintenance services for $1,796,456.

The book value of trade and other receivables approximates their fair value.

The changes in the allowance for doubtful accounts for the year ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
Opening balance	291,144	282,791	268,654
(Recoveries) additions, net	(7,459)	16,253	14,158
Effect of business combination (Note 12)	474,654	—	—
Effect of change of control in subsidiaries (Note 2.2)	—	(5,517)	—
Accounts receivable write–off and uses	(8,148)	(2,383)	(21)
Closing balance	750,191	291,144	282,791